Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	4,347,130,157	4,510,664,644	4,571,278,894
Effect of dilutive common equivalent shares - share options outstanding	6,290,615	4,483,096	1,514,596
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,353,420,772	4,515,147,740	4,572,793,490